BALANCE SHEETS (Parenthetical) - USD ($)	May. 31, 2015	May. 31, 2014
Intellectual technology property, accumulated amortization	$ 15,108	$ 14,088
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	28,767,582	28,767,582
Common stock, shares outstanding	28,767,582	28,767,582